Schedule of Estimated Aggregate Amortization Expense (Details) - USD ($)	Aug. 31, 2024	Feb. 29, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2025 (Remaining)	$ 200,232
2026	313,329	$ 660,578
2027	270,728	172,152
2028	2,957	12,498
Thereafter
Total	$ 787,246	$ 845,228